General administrative expenses and other net operating income (expenses) - Details of share based payment (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩) yr shares	Dec. 31, 2023 KRW (₩) shares
Shares granted for the year 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to	[1]	Shares granted for the year 2020
Type of payment		Cash-settled
Vesting period		January 1, 2020 ~ December 31, 2023
Date of payment		Jan. 01, 2024
Fair Value | ₩	[2]	₩ 0
Valuation method		—
Expected dividend rate		0.00%
Expected maturity date | yr		0
Number of shares remaining		0	944,343
Number of shares granted	[3]	0	944,343
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), C/I ratio, non-performing loan ratio and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period.
Shares granted for the year 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2021
Type of payment		Cash-settled
Vesting period		January 1, 2021 ~ December 31, 2024
Date of payment		Jan. 01, 2025
Fair Value | ₩	[2]	₩ 15,831
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date | yr		0
Number of shares remaining		1,105,292	1,105,515
Number of shares granted	[3]	1,105,292	1,105,515
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), C/I ratio, non-performing loan ratio and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period.
Shares granted for the year 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2022
Type of payment		Cash-settled
Vesting period		January 1, 2022 ~ December 31, 2025
Date of payment		Jan. 01, 2026
Fair Value | ₩	[2]	₩ 14,839
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date | yr		1
Number of shares remaining		960,777	968,119
Number of shares granted	[3]	960,777	968,119
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), C/I ratio, non-performing loan ratio and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period.
Shares granted for the year 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2023
Type of payment		Cash-settled
Vesting period		January 1, 2023 ~ December 31, 2026
Date of payment		Jan. 01, 2027
Fair Value | ₩	[2]	₩ 13,909
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date | yr		2
Number of shares remaining		916,849	924,077
Number of shares granted	[3]	916,849	924,077
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), C/I ratio, non-performing loan ratio and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period.
Shares granted for the year 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2024
Type of payment		Cash-settled
Vesting period		January 1, 2024 ~ December 31, 2027
Date of payment		Jan. 01, 2028
Fair Value | ₩	[2]	₩ 13,037
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date | yr		3
Number of shares remaining		1,384,504	0
Number of shares granted	[3]	1,384,504	0
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), C/I ratio, non-performing loan ratio and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period.
Share-based payment arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | ₩		₩ 62,557	₩ 46,741
Liabilities related to key management | ₩		₩ 16,660	₩ 19,924

[1]	Payment was completed in current period.
[2]	As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
[3]	The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), C/I ratio, non-performing loan ratio and job performance.